Intangible assets	12 Months Ended
Dec. 31, 2024
Text blocks [abstract]
Intangible assets

13.Intangible assets

						Impairment	Effects of
	Balance at 1				Asset held	expenses/	movements in	Balance at 31
Cost	January 2024	Additions	Disposals	Transfers	for sale	(reversals)	exchange rates	December 2024
Telecommunication licenses	98,620,686	1,026	(62,746)	-	-	-	14,376	98,573,342
Computer software	149,697,122	10,551,603	(32,933)	292,253	-	-	888,707	161,396,752
Transmission line software	1,520,659	1,119	(506)	-	-	-	17,288	1,538,560
Indefeasible right of usage	1,466,364	110,686	-	-	-	-	-	1,577,050
Brand name	15,547	-	-	-	-	-	(3,402)	12,145
Customer base	56,445	-	-	-	-	-	(6,764)	49,681
Goodwill	588,963	-	-	-	-	-	-	588,963
Subscriber acquisition cost	55,611,955	7,374,968	-	-	-	-	337,050	63,323,973
Electricity production license	964,442	-	-	-	-	-	(93,340)	871,102
Others	1,800,954	282,042	(1,989)	(35,890)	-	-	68,348	2,113,465
Construction in progress	378,599	293,744	(1,632)	(292,253)	-	-	(14,440)	364,018
Total	310,721,736	18,615,188	(99,806)	(35,890)	-	-	1,207,823	330,409,051

Accumulated amortization
Telecommunication licenses	69,428,856	5,688,680	(14,921)	-	-	-	159,167	75,261,782
Computer software	115,515,868	8,552,534	(10,454)	-	-	118,174	534,620	124,710,742
Transmission line software	1,506,223	32,121	-	-	-	-	13,617	1,551,961
Indefeasible right of usage	927,884	74,573	(1,369)	-	-	-	(810)	1,000,278
Brand name	14,170	-	-	-	-	-	(11,395)	2,775
Customer base	40,920	631	-	-	-	-	(15,568)	25,983
Subscriber acquisition cost	37,496,661	7,460,472	-	-	-	-	(537,653)	44,419,480
Electricity production license	75,717	43,678	-	-	-	-	17,972	137,367
Others	1,237,399	223,594	(1,764)	-	-	773	(33,681)	1,426,321
Total	226,243,698	22,076,283	(28,508)	-	-	118,947	126,269	248,536,689

Net book value	84,478,038	(3,461,095)	(71,298)	(35,890)	-	(118,947)	1,081,554	81,872,362

13.Intangible assets (continued)

						Impairment	Effects of
	Balance at 1				Asset held	expenses/	movements in	Balance at 31
Cost	January 2023	Additions	Disposals	Transfers	for sale	(reversals)	exchange rates	December 2023
Telecommunication licenses	101,284,877	5,216,431	(86,334)	262,501	(7,434,755)	-	(622,034)	98,620,686
Computer software	138,268,118	11,418,517	(250,178)	654,440	(1,963,228)	-	1,569,453	149,697,122
Transmission line software	1,488,153	1,403	(5,325)	-	-	-	36,428	1,520,659
Indefeasible right of usage	1,462,116	4,249	-	-	-	-	(1)	1,466,364
Brand name	16,303	77	(71)	271	(886)	-	(147)	15,547
Customer base	70,698	-	-	-	-	-	(14,253)	56,445
Goodwill	606,037	-	-	-	-	(10,361)	(6,713)	588,963
Subscriber acquisition cost	49,237,523	7,263,978	(180,615)	-	(830,279)	-	121,348	55,611,955
Electricity production license	1,024,900	-	-	-	-	-	(60,458)	964,442
Others	1,614,237	238,131	(1,242)	(33,294)	(232)	-	(16,646)	1,800,954
Construction in progress	109,604	536,249	(191,947)	(128,603)	(1,255)	-	54,551	378,599
Total	295,182,566	24,679,035	(715,712)	755,315	(10,230,635)	(10,361)	1,061,528	310,721,736

Accumulated amortization
Telecommunication licenses	68,226,836	6,172,793	(6,881)	-	(4,611,507)	-	(352,385)	69,428,856
Computer software	105,290,313	9,277,415	(195,150)	-	(295,352)	22,691	1,415,951	115,515,868
Transmission line software	1,465,803	37,976	(5,325)	-	-	-	7,769	1,506,223
Indefeasible right of usage	837,147	91,395	-	-	-	-	(658)	927,884
Brand name	23,840	94	(30)	-	(491)	-	(9,243)	14,170
Customer base	50,607	2,895	-	-	-	-	(12,582)	40,920
Subscriber acquisition cost	29,407,136	9,214,832	(180,615)	-	(558,856)	-	(385,836)	37,496,661
Electricity production license	14,348	43,555	-	-	-	-	17,814	75,717
Others	1,075,416	188,860	(1,185)	-	(212)	689	(26,169)	1,237,399
Total	206,391,446	25,029,815	(389,186)	-	(5,466,418)	23,380	654,661	226,243,698

Net book value	88,791,120	(350,780)	(326,526)	755,315	(4,764,217)	(33,741)	406,867	84,478,038

Amortization expenses for the years ended 31 December 2024 and 2023 amounting to TL 22,195,230 and TL 25,063,556, respectively include impairment losses and are recognized in cost of revenue. Impairment losses on intangible assets for the years ended 31 December 2024 and 2023 are TL 118,947 and TL 33,741, respectively and are recognized in amortization expenses.

Computer software includes capitalized software development costs that meet the definition of an intangible asset. The amount of capitalized development costs is TL 3,085,043 for the year ended 31 December 2024 (31 December 2023: TL 2,373,151). Research and development expenses for the years ended 31 December 2024 and 2023 amounting to TL 191,497 and TL 190,994, respectively are recognized in cost of revenue.

The carrying amounts of Turkcell’s 2G, 3G and 4.5G licenses are TL 3,764,773, TL 2,620,164 and TL 16,389,670, respectively (31 December 2023: TL 4,650,619, TL 3,275,205 and TL 20,494,839, respectively).